Leases (Details) - Schedule of balance sheet information related to the operating lease - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating lease assets:
Operating lease right of use asset – related party	$ 1,826,578	$ 3,297,318
Operating lease right of use asset – third party	1,562,958	1,987,061
Total operating lease assets	3,389,536	5,284,379
Operating lease obligations:
Operating lease liabilities – related party	1,822,356	3,451,864
Operating lease liabilities – third party	1,456,311	1,858,783
Total operating lease obligations	3,278,667	5,310,647
Current operating lease liabilities	1,179,237	1,317,006
Total operating lease obligations	2,099,430	3,993,641
Total operating lease obligations	$ 3,278,667	$ 5,310,647